                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                   INVESTMENT COMPANY ACT FILE NUMBER 811-5586
                                                      --------

                      Oppenheimer California Municipal Fund
                ------------------------------------------------
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
             ------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                Arthur S. Gabinet
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
            ---------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200
                                                           --------------

                        Date of fiscal year end: July 31
                                                 -------

                      Date of reporting period: 10/31/2011
                                                ----------

ITEM 1. SCHEDULE OF INVESTMENTS.

OPPENHEIMER CALIFORNIA MUNICIPAL FUND
STATEMENT OF INVESTMENTS October 31, 2011 (Unaudited)

 PRINCIPAL
   AMOUNT                                                                                COUPON      MATURITY         VALUE
-------------                                                                            ------    ------------     ------------
MUNICIPAL BONDS AND NOTES--111.4%
CALIFORNIA--104.1%
    3,000,000   Anaheim, CA Public Financing Authority
                (Anaheim Electric System Distribution)(1)                                 5.250 %    10/01/2034     $  3,201,030
    7,000,000   Anaheim, CA Public Financing Authority
                (Anaheim Electric System Distribution)(1)                                 5.250      10/01/2039        7,469,070
   10,000,000   Bay Area CA Toll Authority (San Francisco Bay Area)(1)                    5.500      04/01/2043       10,698,100
   10,000,000   Bay Area CA Toll Authority (San Francisco Bay Area)(1)                    5.625      04/01/2044       10,846,600
   14,215,000   CA Health Facilities Financing Authority (Providence
                Health & Service/Provident Health System-Oregon
                Obligated Group)(1)                                                       5.500      10/01/2039       14,935,243
   11,360,000   Citrus, CA Community College District(1)                                  5.500      06/01/2031       12,360,134
    5,145,000   Grossmont, CA Union High School District(1)                               5.500      08/01/2030        5,675,964
    4,895,000   Grossmont, CA Union High School District(1)                               5.500      08/01/2031        5,364,959
   10,000,000   Grossmont, CA Union High School District(1)                               5.500      08/01/2045       11,008,400
   15,000,000   Los Angeles, CA Community College District(1)                             5.000      08/01/2033       15,837,900
   10,000,000   Los Angeles, CA Community College District(1)                             6.000      08/01/2033       11,417,400
   14,210,000   Los Angeles, CA Dept. of Airports (Los Angeles
                International Airport)(1)                                                 5.250      05/15/2024       15,219,976
   10,000,000   Los Angeles, CA Dept. of Airports (Los Angeles
                International Airport)(1)                                                 5.375      05/15/2026       10,715,558
   11,000,000   Los Angeles, CA Dept. of Airports (Los Angeles
                International Airport)(1)                                                 5.375      05/15/2027       11,721,492
   10,095,000   Los Angeles, CA Dept. of Airports (Los Angeles
                International Airport)(1)                                                 5.375      05/15/2028       10,710,088
   10,215,000   Los Angeles, CA Dept. of Airports ROLs(1)                                 5.375      05/15/2025       10,987,969
    3,000,000   Los Angeles, CA Dept. of Water & Power(1)                                 5.375      07/01/2034        3,283,020
   12,000,000   Los Angeles, CA Dept. of Water & Power(1)                                 5.375      07/01/2038       13,077,120
   16,300,000   Los Angeles, CA Harbor Dept.(1)                                           5.250      08/01/2034       17,662,191
   10,000,000   San Diego, CA Regional Building Authority (County
                Operations Center & Annex)(1)                                             5.375      02/01/2036       10,717,500
      100,000   Adelanto, CA Elementary School District Community
                Facilities District No. 1                                                 4.900      09/01/2014           91,947
    2,675,000   Adelanto, CA Elementary School District Community
                Facilities District No. 1                                                 5.250      09/01/2026        1,980,383
    7,310,000   Adelanto, CA Elementary School District Community
                Facilities District No. 1                                                 5.350      09/01/2036        4,817,875
    1,990,000   Adelanto, CA Elementary School District Community
                Facilities District No. 1                                                 5.400      09/01/2036        1,321,599
       55,000   Adelanto, CA Improvement Agency, Series B                                 5.500      12/01/2023           51,006
    1,125,000   Adelanto, CA Public Utility Authority                                     6.750      07/01/2039        1,168,425
    2,000,000   Agua Mansa, CA Industrial Growth Assoc. Special Tax                       6.500      09/01/2033        2,016,700
    1,640,000   Alhambra, CA (Atherton Baptist Homes)                                     7.500      01/01/2030        1,709,766
    1,000,000   Alhambra, CA (Atherton Baptist Homes)                                     7.625      01/01/2040        1,044,680
       25,000   Alvord, CA Unified School District Community
                Facilities District                                                       5.875      09/01/2034           23,040

1 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

OPPENHEIMER CALIFORNIA MUNICIPAL FUND
STATEMENT OF INVESTMENTS October 31, 2011 (Unaudited)

  PRINCIPAL
   AMOUNT                                                                                COUPON     MATURITY          VALUE
-------------                                                                            ------    ------------     ------------
CALIFORNIA CONTINUED
$     100,000   Alvord, CA Unified School District Community
                Facilities District Special Tax                                           4.500 %    09/01/2017     $     97,048
    1,295,000   Alvord, CA Unified School District Community
                Facilities District Special Tax                                           5.000      09/01/2036          991,892
    1,580,000   Alvord, CA Unified School District Community
                Facilities District Special Tax                                           5.000      09/01/2036        1,210,185
      945,000   Anaheim, CA Community Facilities District Special Tax
                (Platinum Triangle)                                                       6.125      09/01/2031          947,778
      955,000   Anaheim, CA Community Facilities District Special Tax
                (Platinum Triangle)                                                       6.125      09/01/2032          957,158
    1,380,000   Anaheim, CA Community Facilities District Special Tax
                (Platinum Triangle)                                                       6.250      09/01/2040        1,388,225
      500,000   Arvin, CA Community Redevel. Agency                                       5.000      09/01/2025          422,470
    2,435,000   Arvin, CA Community Redevel. Agency                                       5.125      09/01/2035        1,856,274
      600,000   Arvin, CA Community Redevel. Agency Tax Allocation                        6.500      09/01/2038          553,662
      975,000   Azusa, CA Special Tax Community Facilities District No. 05-1              5.000      09/01/2021          898,511
      955,000   Bakersfield, CA Improvement Bond Act 1915                                 5.000      09/02/2027          743,181
      810,000   Bakersfield, CA Improvement Bond Act 1915                                 5.125      09/02/2026          704,911
      465,000   Bakersfield, CA Improvement Bond Act 1915                                 5.350      09/02/2022          414,761
    1,260,000   Bakersfield, CA Improvement Bond Act 1915                                 5.400      09/02/2025        1,078,245
    1,630,000   Bakersfield, CA Improvement Bond Act 1915                                 7.375      09/02/2028        1,630,163
   10,000,000   Bay Area CA Toll Authority (San Francisco Bay Area)(1)                    5.250      12/01/2035       11,100,700
    2,700,000   Beaumont, CA Financing Authority, Series A                                5.350      09/01/2036        2,403,972
    1,050,000   Beaumont, CA Financing Authority, Series A                                6.875      09/01/2036        1,079,096
        5,000   Beaumont, CA Financing Authority, Series A                                7.000      09/01/2023            5,006
      685,000   Beaumont, CA Financing Authority, Series B                                5.000      09/01/2027          600,896
    3,170,000   Beaumont, CA Financing Authority, Series B                                5.050      09/01/2037        2,594,645
      500,000   Beaumont, CA Financing Authority, Series B                                6.000      09/01/2034          498,105
    1,525,000   Beaumont, CA Financing Authority, Series B                                6.000      09/01/2034        1,452,151
      450,000   Beaumont, CA Financing Authority, Series B                                8.625      09/01/2039          470,331
      225,000   Beaumont, CA Financing Authority, Series B                                8.875      09/01/2034          235,670
    2,340,000   Beaumont, CA Financing Authority, Series C                                5.500      09/01/2035        2,148,120
    2,000,000   Beaumont, CA Financing Authority, Series D                                5.800      09/01/2035        1,900,880
    3,245,000   Beaumont, CA Financing Authority, Series E                                6.250      09/01/2038        3,174,486
      500,000   Blythe, CA Community Facilities District Special Tax (Hidden Beaches)     5.300      09/01/2035          397,415
       30,000   Blythe, CA Redevel. Agency (Redevel. Project No. 1 Tax Allocation)        5.650      05/01/2029           26,423
    2,300,000   Blythe, CA Redevel. Agency (Redevel. Project No. 1 Tax Allocation)        9.750      05/01/2038        2,327,163
    7,430,000   Brentwood, CA Infrastructure Financing Authority                          5.200      09/02/2036        5,424,866
       25,000   Buena Park, CA Special Tax (Park Mall)                                    6.100      09/01/2028           23,259
       60,000   Butte County, CA Hsg. Authority (Affordable Hsg. Pool)                    7.000      10/01/2020           60,127
    3,000,000   CA ABAG Finance Authority for NonProfit Corporations
                (Casa De Las Campanas)                                                    6.000      09/01/2037        3,104,640
    1,300,000   CA ABAG Finance Authority for NonProfit Corporations
                (Odd Fellows Home of California)                                          5.200      11/15/2022        1,311,193

2 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

OPPENHEIMER CALIFORNIA MUNICIPAL FUND
STATEMENT OF INVESTMENTS October 31, 2011 (Unaudited)

 PRINCIPAL
   AMOUNT                                                                                COUPON      MATURITY           VALUE
-------------                                                                            ------    ------------     ------------
CALIFORNIA CONTINUED
$     105,000   CA ABAG Finance Authority for NonProfit Corporations
                (Odd Fellows Home of California)                                          5.350 %    11/15/2032     $    105,116
       65,000   CA ABAG Finance Authority for NonProfit Corporations
                (Redding Assisted Living Corp.)                                           5.250      11/15/2031           50,151
       10,000   CA ABAG Finance Authority for NonProfit Corporations
                COP (Merced Family Health Centers)                                        5.950      01/01/2024           10,011
       25,000   CA ABAG Finance Authority for NonProfit Corporations
                COP (Palo Alto Gardens Apartments)                                        5.350      10/01/2029           25,000
    3,300,000   CA ABAG Finance Authority for NonProfit Corporations
                COP (Redwood Senior Homes & Services)                                     6.125      11/15/2032        3,270,630
       75,000   CA Affordable Hsg. Agency (Merced County Hsg. Authority)                  6.000      01/01/2023           65,861
       20,000   CA Bay Area Government Association                                        4.125      09/01/2019           18,234
   10,530,000   CA County Tobacco Securitization Agency                                   5.000      06/01/2047        6,495,115
   39,700,000   CA County Tobacco Securitization Agency                                   5.750(2)   06/01/2057          383,899
   15,945,000   CA County Tobacco Securitization Agency                                   5.820(2)   06/01/2033        1,459,765
   45,600,000   CA County Tobacco Securitization Agency                                   6.125(2)   06/01/2057          388,968
   82,110,000   CA County Tobacco Securitization Agency                                   6.423(2)   06/01/2046        2,554,442
   51,500,000   CA County Tobacco Securitization Agency                                   6.700(2)   06/01/2057          330,115
   55,250,000   CA County Tobacco Securitization Agency                                   6.901(2)   06/01/2057          285,643
   71,700,000   CA County Tobacco Securitization Agency                                   7.000(2)   06/01/2055          753,567
  347,900,000   CA County Tobacco Securitization Agency                                   7.550(2)   06/01/2055        2,045,652
  409,500,000   CA County Tobacco Securitization Agency                                   8.251(2)   06/01/2055        2,407,860
      850,000   CA County Tobacco Securitization Agency (TASC)                            5.100      06/01/2028          688,645
   19,815,000   CA County Tobacco Securitization Agency (TASC)                            5.125      06/01/2038       13,182,920
    3,725,000   CA County Tobacco Securitization Agency (TASC)                            5.125      06/01/2038        2,478,243
   11,315,000   CA County Tobacco Securitization Agency (TASC)                            5.250      06/01/2045        7,252,010
    6,000,000   CA County Tobacco Securitization Agency (TASC)                            5.250      06/01/2046        3,582,000
    8,000,000   CA County Tobacco Securitization Agency (TASC)                            5.450      06/01/2028        6,683,840
   25,275,000   CA County Tobacco Securitization Agency (TASC)                            5.600      06/01/2036       18,287,726
   30,235,000   CA County Tobacco Securitization Agency (TASC)                            5.650      06/01/2041       21,325,350
   28,470,000   CA County Tobacco Securitization Agency (TASC)                            5.700      06/01/2046       20,001,599
    4,375,000   CA County Tobacco Securitization Agency (TASC)                            5.750      06/01/2029        4,099,069
    9,530,000   CA County Tobacco Securitization Agency (TASC)                            5.875      06/01/2035        7,338,291
    1,275,000   CA County Tobacco Securitization Agency (TASC)                            5.875      06/01/2043          950,921
   10,545,000   CA County Tobacco Securitization Agency (TASC)                            6.000      06/01/2035        8,313,151
   11,610,000   CA County Tobacco Securitization Agency (TASC)                            6.000      06/01/2042        8,843,569
    9,340,000   CA County Tobacco Securitization Agency (TASC)                            6.125      06/01/2038        7,379,814
       75,000   CA County Tobacco Securitization Agency (TASC)                            6.125      06/01/2043           58,058
       30,000   CA County Tobacco Securitization Agency (TASC)                            6.250      06/01/2037           24,125
   86,970,000   CA County Tobacco Securitization Agency (TASC)                            6.375(2)   06/01/2046        4,169,342
   65,800,000   CA County Tobacco Securitization Agency (TASC)                            6.600(2)   06/01/2046        2,115,470
       80,000   CA Dept. of Veterans Affairs Home Purchase                                5.200      12/01/2027           80,068
        5,000   CA Dept. of Water Resources (Center Valley)                               5.400      07/01/2012            5,022
    4,405,000   CA Educational Facilities Authority (California
                College of Arts & Crafts)                                                 5.000      06/01/2035        3,734,911
      300,000   CA Educational Facilities Authority (California
                College of Arts & Crafts)                                                 5.750      06/01/2025          299,982

3 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

OPPENHEIMER CALIFORNIA MUNICIPAL FUND
STATEMENT OF INVESTMENTS October 31, 2011 (Unaudited)

 PRINCIPAL
  AMOUNT                                                                                 COUPON      MATURITY          VALUE
-------------                                                                            ------    ------------     ------------
CALIFORNIA CONTINUED
$      60,000   CA Educational Facilities Authority (California
                College of Arts & Crafts)                                                 5.875 %    06/01/2030     $     58,966
    5,000,000   CA Educational Facilities Authority (Chapman University)                  5.000      04/01/2031        5,099,550
    1,250,000   CA Educational Facilities Authority (San Francisco University)            6.125      10/01/2036        1,390,363
    2,500,000   CA Enterprise Devel. Authority (Sunpower Corp.)                           8.500      04/01/2031        2,605,800
       10,000   CA GO                                                                     5.000      10/01/2023           10,030
        5,000   CA GO                                                                     5.125      02/01/2027            5,020
        5,000   CA GO                                                                     5.125      06/01/2031            5,003
       35,000   CA GO                                                                     5.250      06/01/2021           35,104
        5,000   CA GO                                                                     5.500      10/01/2022            5,079
    1,500,000   CA GO                                                                     6.000      03/01/2033        1,690,905
       60,000   CA GO                                                                     6.250      10/01/2019           61,233
      200,000   CA GO                                                                     6.250      10/01/2019          204,110
   10,000,000   CA GO                                                                     6.500      04/01/2033       11,688,200
   14,000,000   CA Golden State Tobacco Securitization Corp. (TASC)                       0.000(3)   06/01/2037        8,930,740
   20,000,000   CA Golden State Tobacco Securitization Corp. (TASC)                       5.125      06/01/2047       13,024,000
    2,030,000   CA Health Facilities Financing Authority (Community
                Programs for Persons with Developmental Disabilities)                     6.250      02/01/2026        2,187,061
      405,000   CA Health Facilities Financing Authority (Hospital of
                the Good Samaritan)                                                       7.000      09/01/2021          399,306
    1,790,000   CA Health Facilities Financing Authority (Northern
                California Presbyterian Homes & Services)                                 5.125      07/01/2018        1,791,092
      100,000   CA Health Facilities Financing Authority (Providence
                Health System-Southern California)                                        6.250      10/01/2028          113,377
    5,000,000   CA Health Facilities Financing Authority
                (SJHS/SJHCN/SJHE/SJHO Obligated Group)                                    5.750      07/01/2039        5,218,200
       80,000   CA Health Facilities Financing Authority (Sutter Health)                  5.350      08/15/2028           81,993
       25,000   CA HFA (Multifamily Hsg.)                                                 5.375      08/01/2028           23,908
      275,000   CA HFA (Multifamily Hsg.)                                                 5.950      08/01/2028          270,254
    2,395,000   CA HFA (Multifamily Hsg.)                                                 6.050      08/01/2027        2,412,771
      400,000   CA HFA (Multifamily Hsg.), Series A                                       5.900      02/01/2028          400,132
       95,000   CA HFA (Multifamily Hsg.), Series B                                       5.500      08/01/2039           83,235
    5,315,000   CA HFA, Series C                                                          5.750      08/01/2030        5,317,445
    1,000,000   CA Independent Cities Finance Authority Mobile Home
                Park (Lamplighter Salinas)                                                6.250      07/15/2045        1,005,210
       40,000   CA Independent Cities Lease Finance Authority (Caritas
                Affordable Hsg.)                                                          5.375      08/15/2040           37,000
      110,000   CA Lee Lake Water District Community Facilities
                District No. 1 (Sycamore Creek)                                           6.000      09/01/2033          110,325
   10,000,000   CA M-S-R Energy Authority                                                 6.500      11/01/2039       11,279,900
       65,000   CA M-S-R Public Power Agency (San Juan)                                   6.000      07/01/2022           68,836
       10,000   CA MobileHome Park Financing Authority (Palomar
                Estates East & West)                                                      5.100      09/15/2023            9,457
      250,000   CA Municipal Finance Authority (Casa Griffin Apts.)                       5.750      10/01/2034          241,955
    1,000,000   CA Municipal Finance Authority (INSD-Lincoln Glen
                Manor for Senior Citizens)                                                6.000      04/01/2031        1,043,400

4 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

OPPENHEIMER CALIFORNIA MUNICIPAL FUND
STATEMENT OF INVESTMENTS October 31, 2011 (Unaudited)

 PRINCIPAL
  AMOUNT                                                                                 COUPON     MATURITY           VALUE
-------------                                                                            ------    ------------     ------------
CALIFORNIA CONTINUED
$   1,500,000   CA Municipal Finance Authority (OCEAA)                                    7.000 %    10/01/2039     $  1,419,345
    1,750,000   CA Municipal Finance Authority (Pilgrim Place Claremont)                  5.875      05/15/2029        1,854,738
    1,000,000   CA Municipal Finance Authority (Pilgrim Place Claremont)                  6.125      05/15/2039        1,061,860
      600,000   CA Municipal Finance Authority (Southwestern Law School)                  6.500      11/01/2031          605,706
    1,250,000   CA Municipal Finance Authority (Southwestern Law School)                  6.500      11/01/2041        1,253,638
    1,400,000   CA Pollution Control Financing Authority (Sacramento
                Biosolids Facility)                                                       5.500      12/01/2024        1,108,478
      955,000   CA Pollution Control Financing Authority (San Diego
                Gas & Electric Company)                                                   5.850      06/01/2021          958,104
       85,000   CA Pollution Control Financing Authority (San Diego
                Gas & Electric Company)                                                   5.850      06/01/2021           85,276
    2,795,000   CA Public Works                                                           5.750      03/01/2030        2,946,936
    2,500,000   CA Public Works                                                           6.000      03/01/2035        2,694,075
      365,000   CA Public Works                                                           6.125      11/01/2029          399,478
    8,370,000   CA Public Works                                                           6.375      11/01/2034        9,213,863
    6,550,000   CA Public Works                                                           6.625      11/01/2034        7,334,101
    2,000,000   CA Public Works (California State Prisons)                                5.750      10/01/2031        2,118,480
      735,000   CA Public Works (Dept. of Corrections)                                    5.250      06/01/2028          739,932
      900,000   CA Public Works (Dept. of Health Services)                                5.500      11/01/2015          903,051
      900,000   CA Public Works (Dept. of Mental Health)                                  5.000      11/01/2031          894,933
      125,000   CA Public Works (Trustees California State University)                    6.000      04/01/2027          136,338
    2,810,000   CA Rural Home Mtg. Finance Authority (Single Family Mtg.)                 5.500      08/01/2047        1,449,932
      350,000   CA Rural Home Mtg. Finance Authority (Single Family Mtg.)                 5.500      08/01/2047          162,582
   17,650,000   CA Silicon Valley Tobacco Securitization Authority                        5.850(2)   06/01/2047          354,412
  165,000,000   CA Silicon Valley Tobacco Securitization Authority                        6.300(2)   06/01/2056          792,000
  100,000,000   CA Silicon Valley Tobacco Securitization Authority                        6.850(2)   06/01/2056          298,000
   36,465,000   CA Silicon Valley Tobacco Securitization Authority                        7.663(2)   06/01/2041        2,127,003
  108,920,000   CA Silicon Valley Tobacco Securitization Authority                        8.597(2)   06/01/2036       10,637,127
       95,000   CA Statewide CDA                                                          5.000      09/02/2018           89,678
      135,000   CA Statewide CDA                                                          5.000      09/02/2019          124,030
      235,000   CA Statewide CDA                                                          5.125      09/02/2020          212,048
    2,855,000   CA Statewide CDA                                                          5.125      09/02/2025        2,354,233
    8,070,000   CA Statewide CDA                                                          5.200      09/02/2036        5,934,597
      100,000   CA Statewide CDA                                                          6.527(2)   09/01/2028           30,842
       75,000   CA Statewide CDA                                                          6.625      09/01/2027           75,007
       50,000   CA Statewide CDA                                                          6.750      09/01/2037           50,223
      100,000   CA Statewide CDA                                                          6.773(2)   09/01/2034           19,362
       15,000   CA Statewide CDA                                                          7.000      07/01/2022           15,009
      770,000   CA Statewide CDA (Citrus Gardens Apartments)                              6.500      07/01/2032          685,231
    1,325,000   CA Statewide CDA (Citrus Gardens Apartments)                              9.000      07/01/2032        1,168,239
       75,000   CA Statewide CDA (East Campus Apartments)                                 5.625      08/01/2034           72,065
    1,350,000   CA Statewide CDA (East Tabor Apartments)                                  6.850      08/20/2036        1,419,269
    1,250,000   CA Statewide CDA (Enloe Medical Center)                                   6.250      08/15/2033        1,329,663
    5,000,000   CA Statewide CDA (Fairfield Apartments)(4)                                7.250      01/01/2035        2,100,000

5 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

OPPENHEIMER CALIFORNIA MUNICIPAL FUND
STATEMENT OF INVESTMENTS October 31, 2011 (Unaudited)

 PRINCIPAL
  AMOUNT                                                                                 COUPON       MATURITY         VALUE
-------------                                                                            ------    ------------     ------------
CALIFORNIA CONTINUED
$      60,000   CA Statewide CDA (GP Steinbeck)                                           5.492%(2)  03/20/2022     $     33,136
    1,000,000   CA Statewide CDA (Huntington Park Charter School)                         5.250      07/01/2042          737,810
    1,145,000   CA Statewide CDA (International School Peninsula)                         5.000      11/01/2025          991,524
    1,000,000   CA Statewide CDA (International School Peninsula)                         5.000      11/01/2029          823,750
       65,000   CA Statewide CDA (Lincoln Apartments)                                     5.350      09/20/2036           65,284
    2,750,000   CA Statewide CDA (Live Oak School)                                        6.750      10/01/2030        2,759,570
    2,500,000   CA Statewide CDA (Lodi Memorial Hospital)                                 5.000      12/01/2027        2,498,525
    5,705,000   CA Statewide CDA (Marin Montessori School)                                7.000      10/01/2033        5,713,272
    2,019,578   CA Statewide CDA (Microgy Holdings)(4)                                    9.000      12/01/2038           20,176
    6,200,000   CA Statewide CDA (Mountain Shadows Community)                             5.000      07/01/2031        4,654,588
    1,400,000   CA Statewide CDA (Napa Valley Hospice)                                    7.000      01/01/2034        1,088,962
    1,125,000   CA Statewide CDA (Notre Dame de Namur University)                         6.500      10/01/2023        1,096,763
    4,635,000   CA Statewide CDA (Notre Dame de Namur University)                         6.625      10/01/2033        4,324,687
       30,000   CA Statewide CDA (Quail Ridge Apartments)                                 5.375      07/01/2032           22,864
    1,320,000   CA Statewide CDA (Quail Ridge Apartments)                                 6.500      07/01/2032        1,058,323
    1,950,000   CA Statewide CDA (Quail Ridge Apartments)                                 9.000      07/01/2032        1,602,725
      425,000   CA Statewide CDA (Rio Bravo)                                              6.500      12/01/2018          389,853
      220,000   CA Statewide CDA (Stonehaven Student Hsg.)                                5.875      07/01/2032          198,917
       15,000   CA Statewide CDA (Sutter Health Obligated Group)                          5.500      08/15/2034           15,062
    1,500,000   CA Statewide CDA COP (Children's Hospital of Los Angeles)                 5.000      08/15/2047        1,241,625
       60,000   CA Statewide CDA COP (Children's Hospital of Los Angeles)                 5.250      08/15/2029           57,616
      165,000   CA Statewide CDA COP (Internext Group)                                    5.375      04/01/2030          150,843
      220,000   CA Statewide CDA Special Tax Community Facilities District No. 97         6.842(2)   09/01/2022          108,645
    9,690,000   CA Statewide CDA, Series A                                                5.150      09/02/2037        7,079,902
    5,980,000   CA Statewide CDA, Series B                                                6.250      09/02/2037        5,317,117
   45,175,000   CA Statewide Financing Authority Tobacco Settlement                       6.375(2)   06/01/2046        1,344,860
  220,000,000   CA Statewide Financing Authority Tobacco Settlement                       7.876(2)   06/01/2055        1,432,200
       25,000   CA Statewide Financing Authority Tobacco Settlement (TASC)                6.000      05/01/2037           19,440
    8,295,000   CA Statewide Financing Authority Tobacco Settlement (TASC)                6.000      05/01/2037        6,450,275
   15,965,000   CA Statewide Financing Authority Tobacco Settlement (TASC)                6.000      05/01/2043       12,136,433
   20,035,000   CA Statewide Financing Authority Tobacco Settlement (TASC)                6.000      05/01/2043       15,230,407
    1,360,000   CA Valley Sanitation District                                             5.200      09/02/2030        1,107,067
       80,000   CA Western Hills Water District Special Tax                               5.000      09/01/2014           69,009
       25,000   CA Western Hills Water District Special Tax                               5.200      09/01/2019           17,161
      105,000   CA Western Hills Water District Special Tax (Diablo
                Grande Community Facilities)                                              6.000      09/01/2024           66,752
    4,495,000   CA Western Hills Water District Special Tax (Diablo
                Grande Community Facilities)                                              6.125      09/01/2031        2,580,445

6 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

OPPENHEIMER CALIFORNIA MUNICIPAL FUND
STATEMENT OF INVESTMENTS October 31, 2011 (Unaudited)

 PRINCIPAL
  AMOUNT                                                                                 COUPON      MATURITY          VALUE
-------------                                                                            ------    ------------     ------------
CALIFORNIA CONTINUED
$     300,000   CA Western Hills Water District Special Tax (Diablo
                Grande Community Facilities)                                              6.700 %    09/01/2020     $    222,786
       90,000   CA Western Hills Water District Special Tax (Diablo
                Grande Community Facilities)                                              6.750      09/01/2022           64,122
    3,695,000   CA Western Hills Water District Special Tax (Diablo
                Grande Community Facilities)                                              6.875      09/01/2031        2,333,540
       10,000   CA William S. Hart Joint School Financing Authority                       5.600      09/01/2023           10,062
       10,000   CA William S. Hart Union School District                                  6.000      09/01/2033            9,927
    2,500,000   Calexico, CA Community Facilities District No. 2005-1
                Special Tax (Hearthstone)                                                 5.500      09/01/2036          830,975
    2,325,000   Calexico, CA Community Facilities District No. 2005-1
                Special Tax (Hearthstone)                                                 5.550      09/01/2036          772,714
       25,000   Campbell, CA (Civic Center) COP                                           5.125      10/01/2019           25,087
       75,000   Campbell, CA (Civic Center) COP                                           5.250      10/01/2028           75,212
       25,000   Carlsbad, CA Improvement Bond Act 1915                                    5.500      09/02/2028           24,461
      100,000   Carson, CA Public Financing Authority (Remediation)                       6.500      10/01/2036          107,705
    1,500,000   Carson, CA Redevel. Agency Tax Allocation                                 7.000      10/01/2036        1,659,480
    4,510,000   Castaic, CA Union School District Community Facilities
                District No. 92-1                                                         9.000      10/01/2019        4,571,471
       45,000   Chino, CA Community Facilities District Special Tax                       5.950      09/01/2033           43,244
      995,000   Chino, CA Community Facilities District Special Tax No. 2005-1            5.000      09/01/2023          912,266
    1,615,000   Chino, CA Community Facilities District Special Tax No. 2005-1            5.000      09/01/2027        1,402,030
    2,500,000   Chino, CA Community Facilities District Special Tax No. 2005-1            5.000      09/01/2036        2,014,550
    2,175,000   Chowchilla, CA Community Facilities Sales Tax District                    5.000      09/01/2037        1,635,513
    1,480,000   Chowchilla, CA Redevel. Agency                                            5.000      08/01/2037        1,120,345
    2,000,000   Chula Vista, CA Industrial Devel. (San Diego Gas & Electric Company)      5.875      01/01/2034        2,210,780
    1,650,000   Colton, CA Community Facilities District Special Tax                      7.500      09/01/2020        1,657,293
    3,715,000   Compton, CA Community College District                                    6.750      08/01/2034        4,005,624
        5,000   Contra Costa County, CA Public Financing Authority Tax Allocation         5.850      08/01/2033            4,548
    4,870,000   Corcoran, CA Hospital District                                            8.000      08/01/2034        5,311,612
      965,000   Corona, CA Community Facilities District (Buchanan Street)                5.150      09/01/2036          856,293
      985,000   Daly City, CA Hsg. Devel. Finance Agency (Third Tier Francsican)          6.500      12/15/2047          879,378
    1,855,000   Desert Hot Springs, CA Community Facilities District Special Tax          6.375      09/01/2038        1,820,905
    3,725,000   Desert Hot Springs, CA Redevel. Agency Tax Allocation                     7.375      09/01/2039        4,212,081
       35,000   Dixon, CA Sewer System COP                                                5.750      09/01/2021           35,070
   15,000,000   East Bay, CA Municipal Utility District (Water System)(1)                 5.000      06/01/2036       16,119,750
    6,875,000   East Bay, CA Municipal Utility District (Water System)                    5.000      06/01/2037        7,221,019
      200,000   Eastern CA Municipal Water District Community Facilities Special Tax      5.000      09/01/2030          173,932

7 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

OPPENHEIMER CALIFORNIA MUNICIPAL FUND
STATEMENT OF INVESTMENTS October 31, 2011 (Unaudited)

 PRINCIPAL
  AMOUNT                                                                                 COUPON      MATURITY           VALUE
-------------                                                                            ------    ------------     ------------
CALIFORNIA CONTINUED
$     340,000   Eastern CA Municipal Water District Community Facilities Special Tax      5.000 %    09/01/2037     $    283,944
      200,000   Eastern CA Municipal Water District Community Facilities Special Tax      5.100      09/01/2037          169,560
    3,740,000   Eastern CA Municipal Water District Community Facilities Special Tax      5.250      09/01/2035        2,903,848
       50,000   Eastern CA Municipal Water District Community
                Facilities Special Tax (Barrington Heights)                               5.125      09/01/2035           42,852
    1,500,000   Eastern CA Municipal Water District Community
                Facilities Special Tax (Crown Valley Village)                             5.625      09/01/2034        1,276,230
      425,000   Eastern CA Municipal Water District Community
                Facilities Special Tax No. 2003-25                                        5.000      09/01/2036          356,524
       20,000   Eastern CA Municipal Water District Community
                Facilities Special Tax No. 2004-26                                        5.000      09/01/2025           19,057
    2,000,000   El Dorado County, CA Special Tax                                          5.250      09/01/2035        1,616,500
       25,000   Etiwanda, CA School District Special Tax                                  5.400      09/01/2035           21,995
   10,300,000   Etiwanda, CA School District Special Tax Community
                Facilities District No. 2004-2                                            6.000      09/01/2037        9,054,009
    1,000,000   Fairfield, CA Community Facilities District Special
                Tax (Fairfield Commons)                                                   6.875      09/01/2038          988,410
      100,000   Fillmore, CA Public Financing (Central City Redevel.)                     5.500      06/01/2031           84,888
    5,050,000   Folsom, CA Special Tax Community Facilities District No. 31               5.000      09/01/2036        3,941,727
       10,000   Fontana, CA Redevel. Agency (Jurupa Hills)                                5.500      10/01/2027            9,767
   10,000,000   Foothill, CA De Anza Community College District(1)                        5.000      08/01/2040       10,638,100
       20,000   Fremont, CA Community Facilities District (Pacific Commons)               6.250      09/01/2026           20,018
    1,010,000   Greenfield, CA Union School District                                      7.000      09/01/2040        1,062,803
    1,165,000   Heber, CA Public Utilities District (Heber Meadows)                       5.300      09/01/2035          925,977
    1,020,000   Hemet, CA Unified School District                                         5.100      09/01/2030          828,903
      785,000   Hemet, CA Unified School District                                         5.125      09/01/2036          676,042
    1,285,000   Hemet, CA Unified School District                                         5.125      09/01/2037          997,610
    1,505,000   Hemet, CA Unified School District                                         5.250      09/01/2035        1,322,985
    1,155,000   Hemet, CA Unified School District Community Facilities
                District No. 2005-3                                                       5.375      09/01/2026        1,018,352
    2,835,000   Hemet, CA Unified School District Community Facilities
                District No. 2005-3                                                       5.750      09/01/2039        2,424,435
       60,000   Hemet, CA Unified School District Community Facilities
                District Special Tax                                                      5.625      09/01/2035           55,904
       25,000   Hesperia, CA Improvement Bond Act 1915                                    8.500      09/02/2024           25,806
    1,355,000   Hesperia, CA Public Financing Authority, Tranche A                        6.250      09/01/2035        1,251,058
    3,345,000   Hesperia, CA Public Financing Authority, Tranche B                        6.250      09/01/2035        3,088,405
    3,325,000   Hesperia, CA Public Financing Authority, Tranche C                        6.250      09/01/2035        3,069,939
    1,065,000   Hesperia, CA Unified School District                                      5.000      09/01/2030          914,526
    1,700,000   Hesperia, CA Unified School District                                      5.000      09/01/2037        1,399,168
       50,000   Hesperia, CA Unified School District                                      5.200      09/01/2035           42,710
    1,430,000   Imperial County, CA Community Facilities District No.
                2004-2 Special Tax                                                        5.900      09/01/2037          982,639
    1,070,000   Imperial County, CA Special Tax                                           5.000      09/01/2037          701,396
    7,000,000   Imperial, CA Irrigation District                                          6.250      11/01/2031        8,035,160
    2,215,000   Indio, CA Community Facilities District Special Tax                       5.250      09/01/2027        1,987,985
    1,000,000   Indio, CA Community Facilities District Special Tax                       5.250      09/01/2036          852,320

8 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

OPPENHEIMER CALIFORNIA MUNICIPAL FUND
STATEMENT OF INVESTMENTS October 31, 2011 (Unaudited)

 PRINCIPAL
   AMOUNT                                                                                COUPON      MATURITY          VALUE
-------------                                                                            ------    ------------     ------------
CALIFORNIA CONTINUED
$   2,500,000   Indio, CA Community Facilities District Special Tax                       5.250 %    09/01/2036     $  2,103,700
      285,000   Indio, CA Community Facilities District Special Tax (Sonora Wells)        5.000      09/01/2020          270,901
      300,000   Indio, CA Community Facilities District Special Tax (Sonora Wells)        5.000      09/01/2021          280,686
      625,000   Indio, CA Community Facilities District Special Tax (Sonora Wells)        5.050      09/01/2026          547,613
    2,805,000   Indio, CA Community Facilities District Special Tax (Sonora Wells)        5.125      09/01/2036        2,273,705
       35,000   Indio, CA Hsg. (Olive Court Apartments)                                   6.375      12/01/2026           35,013
       25,000   Indio, CA Improvement Bond Act 1915 Assessment District No. 2002-2        6.125      09/02/2027           25,016
    1,995,000   Indio, CA Improvement Bond Act 1915 Assessment District No. 2003-03       6.125      09/02/2029        1,947,280
       25,000   Indio, CA Improvement Bond Act 1915 Assessment
                District No. 2003-5 (Sunburst)                                            5.875      09/02/2029           24,128
  354,105,000   Inland, CA Empire Tobacco Securitization Authority (TASC)                 8.000(2)   06/01/2057        2,475,194
    3,130,000   Ione, CA Special Tax Community Facilities District 2005-2-A               6.000      09/01/2036        2,562,124
       10,000   Irvine, CA Improvement Bond Act 1915                                      5.625      09/02/2024           10,146
       30,000   Jurupa, CA Community Services District Special Tax                        5.000      09/01/2036           26,045
      650,000   Jurupa, CA Community Services District Special Tax (Eastvale Area)        6.375      09/01/2033          658,899
    2,650,000   Jurupa, CA Community Services District Special Tax
                Community Facilities District No. 15 (Eastvale)                           6.500      09/01/2042        2,725,260
      500,000   Jurupa, CA Community Services District Special Tax
                Community Facilities District No. 38                                      6.375      09/01/2040          510,600
      110,000   Jurupa, CA Public Financing Authority                                     6.000      09/01/2032          110,064
    1,000,000   Jurupa, CA Public Financing Authority                                     6.125      09/01/2040        1,004,290
    1,140,000   Jurupa, CA Public Financing Authority                                     6.125      09/01/2040        1,144,891
       20,000   Kingsburg, CA Public Financing Authority                                  8.000      09/15/2021           20,030
    5,000,000   La Verne, CA COP (Bethren Hillcrest Homes)                                5.600      02/15/2033        4,203,400
    2,000,000   La Verne, CA COP (Bethren Hillcrest Homes)                                6.625      02/15/2025        2,000,320
      565,000   Lake Berryessa, CA Resort Improvement District                            5.250      09/02/2017          489,550
    1,440,000   Lake Berryessa, CA Resort Improvement District                            5.500      09/02/2027        1,076,731
    2,410,000   Lake Berryessa, CA Resort Improvement District                            5.550      09/02/2037        1,637,402
    2,020,000   Lake Elsinore, CA Community Facilities District No.
                2006-2 Special Tax (Viscaya)                                              5.400      09/01/2036        1,823,939
      120,000   Lake Elsinore, CA Public Financing Authority (Canyon Hills)               5.875      09/01/2027          115,040
      245,000   Lake Elsinore, CA Public Financing Authority (Canyon Hills)               5.875      09/01/2028          233,046
      155,000   Lake Elsinore, CA Public Financing Authority (Canyon Hills)               6.000      09/01/2029          148,447
      200,000   Lake Elsinore, CA Public Financing Authority (Canyon Hills)               6.000      09/01/2030          190,246
    2,050,000   Lake Elsinore, CA Public Financing Authority (Canyon Hills)               6.250      09/01/2040        1,962,855
    2,575,000   Lake Elsinore, CA Special Tax                                             5.150      09/01/2036        2,094,994
      920,000   Lake Elsinore, CA Special Tax                                             5.200      09/01/2026          848,295
    2,800,000   Lake Elsinore, CA Special Tax                                             5.250      09/01/2037        2,408,028
    1,150,000   Lake Elsinore, CA Special Tax                                             5.350      09/01/2036        1,030,584

9 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

OPPENHEIMER CALIFORNIA MUNICIPAL FUND
STATEMENT OF INVESTMENTS October 31, 2011 (Unaudited)

 PRINCIPAL
  AMOUNT                                                                                 COUPON      MATURITY           VALUE
-------------                                                                            ------    ------------     ------------
CALIFORNIA CONTINUED
$   1,210,000   Lake Elsinore, CA Special Tax                                             5.350 %    09/01/2036     $  1,084,354
    2,000,000   Lake Elsinore, CA Special Tax                                             5.450      09/01/2036        1,780,020
    1,170,000   Lake Elsinore, CA Unified School District                                 5.000      09/01/2037          931,952
    3,430,000   Lake Elsinore, CA Unified School District                                 5.350      09/01/2035        2,407,071
    1,220,000   Lake Elsinore, CA Unified School District                                 5.350      09/01/2035        1,032,571
    1,435,000   Lake Elsinore, CA Unified School District                                 5.400      09/01/2035        1,298,201
      350,000   Lake Elsinore, CA Unified School District Community
                Facilities District Special Tax No. 2006-4                                5.625      09/01/2040          304,598
    1,100,000   Lake Elsinore, CA Unified School District Community
                Facilities District Special Tax No. 2006-6                                5.900      09/01/2037        1,056,286
    1,275,000   Lake Elsinore, CA Unified School District Community
                Facilities District Special Tax No. 2005-7                                6.250      09/01/2040        1,282,599
    1,670,000   Lancaster, CA Redevel. Agency Tax Allocation (Comb Redevel.)              6.875      08/01/2034        1,708,443
    1,010,000   Lancaster, CA Redevel. Agency Tax Allocation (Comb Redevel.)              6.875      08/01/2039        1,028,584
       20,000   Lathrop, CA Financing Authority (Water Supply)                            5.600      06/01/2018           20,313
       10,000   Lathrop, CA Financing Authority (Water Supply)                            5.700      06/01/2019           10,127
    1,675,000   Lathrop, CA Improvement Bond Act 1915 (Mossdale Village)                  5.100      09/02/2035        1,357,990
       50,000   Lathrop, CA Improvement Bond Act 1915 (Mossdale Village)                  6.000      09/02/2022           50,114
       20,000   Lathrop, CA Improvement Bond Act 1915 (Mossdale Village)                  6.125      09/02/2028           19,436
       60,000   Lathrop, CA Improvement Bond Act 1915 (Mossdale Village)                  6.125      09/02/2033           56,854
    4,355,000   Lathrop, CA Special Tax Community Facilities District No. 03-2            7.000      09/01/2033        4,357,308
      475,000   Lathrop, CA Special Tax Community Facilities District No. 06-1(4)         5.000      09/01/2015          189,815
      445,000   Lathrop, CA Special Tax Community Facilities District No. 06-1(4)         5.000      09/01/2016          177,826
      670,000   Lathrop, CA Special Tax Community Facilities District No. 06-1(4)         5.125      09/01/2017          267,739
      800,000   Lathrop, CA Special Tax Community Facilities District No. 06-1(4)         5.125      09/01/2018          319,688
    1,015,000   Lathrop, CA Special Tax Community Facilities District No. 06-1(4)         5.200      09/01/2019          405,604
      505,000   Lathrop, CA Special Tax Community Facilities District No. 06-1(4)         5.250      09/01/2021          201,803
    5,680,000   Lathrop, CA Special Tax Community Facilities District No. 06-1(4)         5.300      09/01/2026        2,269,785
   32,305,000   Lathrop, CA Special Tax Community Facilities District No. 06-1(4)         5.375      09/01/2036       12,909,401
    4,000,000   LeMoore, CA Redevel. Agency Tax Allocation                                7.375      08/01/2040        4,304,120
      635,000   Lincoln, CA Special Tax                                                   5.000      09/01/2026          513,848
    1,315,000   Lincoln, CA Special Tax                                                   5.000      09/01/2036          946,958
      150,000   Long Beach, CA Bond Finance Authority (Redevel. Hsg. & Gas Utilities)     5.000      08/01/2025          139,530
    1,000,000   Long Beach, CA Bond Finance Authority Natural Gas                         5.500      11/15/2037          954,960

10 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

OPPENHEIMER CALIFORNIA MUNICIPAL FUND
STATEMENT OF INVESTMENTS October 31, 2011 (Unaudited)

 PRINCIPAL
  AMOUNT                                                                                 COUPON      MATURITY           VALUE
-------------                                                                            ------    ------------     ------------
CALIFORNIA CONTINUED
$   2,075,000   Los Angeles, CA Community Devel. Agency (Adelante Eastside Redevel.)      6.500 %    09/01/2039     $  2,165,840
    1,575,000   Los Angeles, CA Community Redevel. Agency (Grand Central Square)          5.000      12/01/2026        1,333,805
    1,000,000   Los Angeles, CA Hsg. Auth. (Property Acquisition)                         6.000      06/01/2029        1,036,500
      500,000   Los Angeles, CA Hsg. Auth. (Property Acquisition)                         6.375      06/01/2039          514,935
    1,500,000   Los Angeles, CA IDA (Santee Court Parking Facility)                       5.000      12/01/2020          949,020
    1,100,000   Los Angeles, CA IDA (Santee Court Parking Facility)                       5.000      12/01/2027          642,906
    4,000,000   Los Angeles, CA Municipal Improvement Corp. (Real Property)               6.000      09/01/2039        4,330,360
    2,500,000   Los Angeles, CA Unified School District                                   5.000      07/01/2029        2,672,900
       20,000   Los Banos, CA COP                                                         6.000      12/01/2019           20,006
    1,605,000   Los Banos, CA Redevel. Agency Tax Allocation                              5.000      09/01/2036        1,272,011
       85,000   Madera County, CA COP (Valley Children's Hospital)                        5.750      03/15/2028           85,031
      925,000   Madera, CA Special Tax                                                    5.000      09/01/2036          659,692
      500,000   Malibu, CA Community Facilities District Special Tax (Carbon Beach)       5.875      09/01/2039          511,765
       10,000   Manteca, CA Unified School District Special Tax
                Community Facilities District No. 89                                      5.400      09/01/2023            9,087
    4,530,000   Mayers, CA Memorial Hospital District                                     7.875      06/01/2041        4,583,092
    1,375,000   Mendota, CA Joint Powers Financing Authority Wastewater                   5.150      07/01/2035        1,069,668
      100,000   Menifee, CA Union School District Special Tax                             5.000      09/01/2022           85,934
      915,000   Menifee, CA Union School District Special Tax                             5.200      09/01/2030          706,719
      400,000   Menifee, CA Union School District Special Tax                             5.200      09/01/2035          346,488
      500,000   Menifee, CA Union School District Special Tax                             5.250      09/01/2035          372,350
    2,930,000   Merced, CA Special Tax                                                    5.000      09/01/2036        1,895,241
      500,000   Merced, CA Special Tax                                                    5.100      09/01/2035          330,780
    4,705,000   Metropolitan Water District of Southern California                        5.000      07/01/2032        4,991,393
    3,635,000   Modesto, CA Special Tax Community Facilities District No. 4               5.150      09/01/2036        3,033,880
    3,000,000   Montebello, CA Community Redevel. Agency (Montebello Hills Redevel.)      8.100      03/01/2027        3,399,390
    1,250,000   Moreno Valley, CA Special Tax Community Facilities District No. 5         5.000      09/01/2037          939,950
       25,000   Moreno Valley, CA Unified School District Community Facilities District   5.100      09/01/2028           22,832
    1,475,000   Moreno Valley, CA Unified School District Community Facilities District   5.150      09/01/2035        1,311,865
      680,000   Moreno Valley, CA Unified School District Community Facilities District   5.200      09/01/2036          607,750
      750,000   Moreno Valley, CA Unified School District Community
                Facilities District Special Tax No. 2004-3                                5.000      09/01/2037          593,543
    1,665,000   Moreno Valley, CA Unified School District Community
                Facilities District Special Tax No. 2004-6                                5.000      09/01/2022        1,609,456
       10,000   Murrieta, CA Community Facilities District Special Tax (Bluestone)        6.300      09/01/2031            9,832
      240,000   Murrieta, CA Community Facilities District Special Tax
                (Meadowlane/Amberwalk)                                                    5.125      09/01/2035          205,687
       25,000   Murrieta, CA Community Facilities District Special Tax
                (Murrieta Springs)                                                        5.375      09/01/2029           22,591

11 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

OPPENHEIMER CALIFORNIA MUNICIPAL FUND
STATEMENT OF INVESTMENTS October 31, 2011 (Unaudited)

 PRINCIPAL
  AMOUNT                                                                                 COUPON      MATURITY            VALUE
-------------                                                                            ------    ------------     ------------
CALIFORNIA CONTINUED
$      35,000   Murrieta, CA Valley Unified School District Special Tax                   5.250 %    09/01/2037     $     29,904
      370,000   Murrieta, CA Valley Unified School District Special Tax                   5.375      09/01/2026          334,314
    1,355,000   Murrieta, CA Valley Unified School District Special Tax                   5.450      09/01/2038        1,138,728
    2,000,000   Newport Beach, CA (Hoag Memorial Hospital Presbyterian)                   6.000      12/01/2040        2,245,260
    2,000,000   Norco, CA Redevel. Agency Tax Allocation                                  6.000      03/01/2036        2,053,180
  157,335,000   Northern CA Tobacco Securitization Authority (TASC)                       6.700(2)   06/01/2045        3,634,439
    1,250,000   Northern Humboldt, CA Union High School District                          6.500      08/01/2034        1,454,575
       45,000   Northern, CA Inyo County Local Hospital District                          5.300      12/01/2028           35,331
    2,000,000   Northern, CA Inyo County Local Hospital District                          6.375      12/01/2025        2,025,280
    1,000,000   Oak Valley, CA Hospital District                                          7.000      11/01/2035        1,022,060
       10,000   Oakdale, CA Public Financing Authority Tax Allocation
                (Central City Redevel.)                                                   6.100      06/01/2027            9,434
    1,000,000   Oakland, CA GO                                                            6.000      01/15/2034        1,092,970
      250,000   Oakland, CA GO                                                            6.250      01/15/2039          275,923
    2,500,000   Oakland, CA Unified School District                                       5.250      08/01/2024        2,525,300
    4,595,000   Oakland, CA Unified School District                                       6.125      08/01/2029        4,930,986
      250,000   Oakland, CA Unified School District                                       6.500      08/01/2022          286,650
      250,000   Oakland, CA Unified School District                                       6.500      08/01/2023          286,880
      250,000   Oakland, CA Unified School District                                       6.500      08/01/2024          284,123
      875,000   Oakley, CA Public Finance Authority                                       5.200      09/02/2026          816,568
    2,940,000   Oakley, CA Public Finance Authority                                       5.250      09/02/2036        2,578,057
    3,205,000   Olivehurst, CA Public Utilities District (Plumas Lake
                Community Facilities District)                                            7.625      09/01/2038        3,017,892
    4,000,000   Ontario, CA Improvement Bond Act 1915 Assessment District No. 108         7.500      09/02/2020        4,078,240
    2,000,000   Orange, CA Community Facilities District Special Tax
                (Del Rio Public Improvements)                                             6.000      10/01/2040        2,019,120
      440,000   Palm Desert, CA Financing Authority                                       5.050(2)   08/01/2015          361,324
      390,000   Palm Desert, CA Financing Authority                                       5.100(2)   08/01/2016          301,829
      230,000   Palm Desert, CA Financing Authority                                       5.650(2)   04/01/2018          157,127
    1,020,000   Palm Desert, CA Financing Authority                                       5.650(2)   08/01/2018          681,207
      265,000   Palm Desert, CA Financing Authority                                       5.750(2)   04/01/2019          166,682
    1,165,000   Palm Desert, CA Financing Authority                                       5.750(2)   08/01/2019          714,436
      305,000   Palm Desert, CA Financing Authority                                       5.850(2)   04/01/2020          176,912
    1,310,000   Palm Desert, CA Financing Authority                                       5.850(2)   08/01/2020          740,871
      340,000   Palm Desert, CA Financing Authority                                       5.950(2)   04/01/2021          182,345
    1,450,000   Palm Desert, CA Financing Authority                                       5.950(2)   08/01/2021          758,539
      380,000   Palm Desert, CA Financing Authority                                       6.000(2)   04/01/2022          187,796
    1,605,000   Palm Desert, CA Financing Authority                                       6.000(2)   08/01/2022          773,562
      395,000   Palm Desert, CA Financing Authority                                       6.010(2)   04/01/2023          179,287
    1,755,000   Palm Desert, CA Financing Authority                                       6.010(2)   08/01/2023          776,640
      410,000   Palm Desert, CA Financing Authority                                       6.020(2)   04/01/2024          170,863
    1,910,000   Palm Desert, CA Financing Authority                                       6.020(2)   08/01/2024          776,243
      430,000   Palm Desert, CA Financing Authority                                       6.030(2)   04/01/2025          164,535

12 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

OPPENHEIMER CALIFORNIA MUNICIPAL FUND
STATEMENT OF INVESTMENTS October 31, 2011 (Unaudited)

 PRINCIPAL
  AMOUNT                                                                                 COUPON       MATURITY           VALUE
-------------                                                                            ------     ------------     ------------
CALIFORNIA CONTINUED
$   2,070,000   Palm Desert, CA Financing Authority                                       6.030(2)%   08/01/2025     $    772,648
      445,000   Palm Desert, CA Financing Authority                                       6.040(2)    04/01/2026          156,426
    2,235,000   Palm Desert, CA Financing Authority                                       6.040(2)    08/01/2026          766,896
      465,000   Palm Desert, CA Financing Authority                                       6.050(2)    04/01/2027          150,674
    1,400,000   Palm Desert, CA Financing Authority                                       6.050(2)    08/01/2027          442,722
      480,000   Palm Desert, CA Financing Authority                                       6.060(2)    04/01/2028          143,659
    1,415,000   Palm Desert, CA Financing Authority                                       6.060(2)    08/01/2028          413,251
      500,000   Palm Desert, CA Financing Authority                                       6.070(2)    04/01/2029          137,185
    1,370,000   Palm Desert, CA Financing Authority                                       6.070(2)    08/01/2029          366,708
      520,000   Palm Desert, CA Financing Authority                                       6.080(2)    04/01/2030          123,614
    1,430,000   Palm Desert, CA Financing Authority                                       6.080(2)    08/01/2030          331,217
      540,000   Palm Desert, CA Financing Authority                                       6.090(2)    04/01/2031          117,196
    1,495,000   Palm Desert, CA Financing Authority                                       6.090(2)    08/01/2031          316,058
      560,000   Palm Desert, CA Financing Authority                                       6.100(2)    04/01/2032          111,899
    1,560,000   Palm Desert, CA Financing Authority                                       6.100(2)    08/01/2032          303,623
      580,000   Palm Desert, CA Financing Authority                                       6.100(2)    04/01/2033          106,662
    1,625,000   Palm Desert, CA Financing Authority                                       6.100(2)    08/01/2033          291,070
      590,000   Palm Desert, CA Financing Authority                                       6.100(2)    04/01/2034          100,253
    1,705,000   Palm Desert, CA Financing Authority                                       6.100(2)    08/01/2034          282,178
    2,075,000   Palm Desert, CA Financing Authority                                       6.100(2)    08/01/2035          317,309
    5,000,000   Palm Desert, CA Improvement Bond Act 1915                                 5.100       09/02/2037        3,559,450
    3,000,000   Palm Desert, CA Special Tax Community Facilities District No. 2005-1      5.150       09/01/2027        2,429,100
    2,335,000   Palm Desert, CA Special Tax Community Facilities
                District No. 2005-1-A                                                     5.250       09/01/2026        1,942,487
    2,000,000   Palm Desert, CA Special Tax Community Facilities
                District No. 2005-1-A                                                     5.450       09/01/2032        1,591,600
      120,000   Palm Springs, CA Airport Passenger Facilities (Palm
                Springs International Airport)                                            5.450       07/01/2020          110,394
      490,000   Palm Springs, CA Airport Passenger Facilities (Palm
                Springs International Airport)                                            5.550       07/01/2028          417,264
      250,000   Palm Springs, CA Airport Passenger Facilities (Palm
                Springs International Airport)                                            6.400       07/01/2023          237,743
      505,000   Palm Springs, CA Airport Passenger Facilities (Palm
                Springs International Airport)                                            6.500       07/01/2027          474,432
       85,000   Palm Springs, CA Airport Passenger Facilities (Palm
                Springs Regional Airport)                                                 5.250       01/01/2022           85,084
       10,000   Palm Springs, CA Improvement Bond Act 1915                                5.550       09/02/2023            9,455
    1,355,000   Palmdale, CA Community Facilities District Special Tax                    5.400       09/01/2035        1,208,809
    6,360,000   Palmdale, CA Community Facilities District Special Tax                    6.125       09/01/2037        5,719,548
    5,340,000   Palmdale, CA Community Facilities District Special Tax                    6.250       09/01/2035        4,930,369
      500,000   Palmdale, CA Elementary School District Special Tax
                Community Facilities District No. 90-1                                    5.700       08/01/2018          501,190
       20,000   Palo Alto, CA Improvement Bond Act 1915 (University Ave. Area)            5.750       09/02/2022           20,224

13 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

OPPENHEIMER CALIFORNIA MUNICIPAL FUND
STATEMENT OF INVESTMENTS October 31, 2011 (Unaudited)

 PRINCIPAL
  AMOUNT                                                                                 COUPON      MATURITY           VALUE
-------------                                                                            ------    ------------     ------------
CALIFORNIA CONTINUED
$   1,365,000   Perris, CA Community Facilities District Special Tax                      5.300 %    09/01/2035     $  1,216,693
    2,025,000   Perris, CA Community Facilities District Special Tax (Amber Oaks)         6.000      09/01/2034        2,004,932
    2,500,000   Perris, CA Community Facilities District Special Tax (Chaparral Ridge)    6.250      09/01/2033        2,515,775
    2,110,000   Perris, CA Community Facilities District Special Tax (Harmony Grove)      5.300      09/01/2035        1,880,749
       10,000   Perris, CA Community Facilities District Special Tax (May Farms)          5.100      09/01/2030            8,919
      120,000   Perris, CA Community Facilities District Special Tax (May Farms)          5.150      09/01/2035          104,678
    1,260,000   Perris, CA Community Facilities District Special Tax No. 2001             5.000      09/01/2037        1,010,192
    1,270,000   Perris, CA Community Facilities District Special Tax, Series A            5.750      09/01/2035        1,215,949
    2,500,000   Perris, CA Community Facilities District Special Tax, Series B            6.000      09/01/2034        2,475,225
      140,000   Perris, CA Public Financing Authority                                     5.000      09/01/2017          141,168
       85,000   Perris, CA Public Financing Authority                                     5.100      09/01/2018           85,150
    2,000,000   Perris, CA Public Financing Authority                                     5.350      10/01/2036        1,666,080
       10,000   Perris, CA Public Financing Authority, Series A                           6.000      09/01/2023           10,177
       80,000   Perris, CA Public Financing Authority, Series A                           6.125      09/01/2034           80,141
    1,815,000   Perris, CA Public Financing Authority, Series A                           6.250      09/01/2033        1,826,453
    2,080,000   Perris, CA Public Financing Authority, Series A                           6.600      09/01/2038        2,023,736
    2,035,000   Perris, CA Public Financing Authority, Series C                           6.200      09/01/2038        1,928,163
      860,000   Perris, CA Public Financing Authority, Series D                           5.500      09/01/2024          816,656
    7,600,000   Perris, CA Public Financing Authority, Series D                           5.800      09/01/2038        6,909,996
       25,000   Pleasant Hill, CA Special Tax Downtown Community
                Facilities District No. 1                                                 6.000      09/01/2032           23,419
      500,000   Pomona, CA Public Financing Authority (Water Facilities)                  5.000      05/01/2047          500,760
       50,000   Pomona, CA Unified School District                                        6.150      08/01/2030           55,585
    4,000,000   Poway, CA Unified School District Special Tax
                Community Facilities District No. 14                                      5.250      09/01/2036        3,507,560
      500,000   Poway, CA Unified School District Special Tax
                Community Facilities District No. 14 (Torrey Highland Subarea)(5)         6.125      09/01/2041          497,575
    3,000,000   Ramona, CA Unified School District COP                                    0.000(3)   05/01/2032        2,821,200
       25,000   Rancho Cordova, CA Community Facilities District
                Special Tax (Sunridge Anatolia)                                           6.000      09/01/2033           24,029
       20,000   Rancho Cordova, CA Community Facilities District
                Special Tax (Sunridge Anatolia)                                           6.100      09/01/2037           19,318
      600,000   Rancho Cucamonga, CA Community Facilities District
                Special Tax (Amador)                                                      5.000      09/01/2027          504,954
    1,260,000   Rancho Cucamonga, CA Community Facilities District
                Special Tax (Amador)                                                      5.000      09/01/2037          971,825
    5,560,000   Rancho Cucamonga, CA Community Facilities District
                Special Tax (Etiwanda)                                                    5.375      09/01/2036        4,564,260
      570,000   Rancho Cucamonga, CA Community Facilities District
                Special Tax (Vintners)                                                    5.000      09/01/2027          502,637
    1,120,000   Rancho Cucamonga, CA Community Facilities District
                Special Tax (Vintners)                                                    5.000      09/01/2037          915,757

14 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

OPPENHEIMER CALIFORNIA MUNICIPAL FUND
STATEMENT OF INVESTMENTS October 31, 2011 (Unaudited)

 PRINCIPAL
  AMOUNT                                                                                 COUPON      MATURITY           VALUE
-------------                                                                            ------    ------------     ------------
CALIFORNIA CONTINUED
$   2,510,000   Rancho Cucamonga, CA Community Facilities District
                Special Tax (Vintners)                                                    5.375 %    09/01/2036     $  2,060,484
    5,000,000   Rancho, CA Water District Financing Authority                             5.000      08/01/2028        5,312,700
       10,000   Redding, CA Improvement Bond Act 1915 (Tierra Oaks
                Assessment District 1993-1)                                               7.000      09/02/2012            9,921
    1,975,000   Rialto, CA Redevel. Agency (Merged Project Area)                          5.875      09/01/2033        1,932,064
      490,000   Rialto, CA Special Tax Community Facilities District No. 2006-1           5.250      09/01/2026          438,658
    1,470,000   Rialto, CA Special Tax Community Facilities District No. 2006-1           5.350      09/01/2036        1,232,551
       20,000   Richgrove, CA School District                                             6.375      07/01/2018           20,026
    2,000,000   Richmond, CA Joint Powers Financing Authority (Civic Center)              5.750      08/01/2029        2,163,940
    2,660,000   Richmond, CA Joint Powers Financing Authority
                (Westridge Hilltop Apartments)                                            5.000      12/15/2026        2,359,021
    1,165,000   Richmond, CA Joint Powers Financing Authority
                (Westridge Hilltop Apartments)                                            5.000      12/15/2033          972,111
    2,500,000   Ridgecrest, CA Redevel. Agency (Ridgecrest Redevel.)                      6.250      06/30/2037        2,581,550
   10,530,000   Rio Hondo, CA Community College District                                  0.000(3)   08/01/2042        4,957,208
    2,000,000   Rio Vista, CA Community Facilities District Special Tax No. 1             5.125      09/01/2036        1,631,520
    3,000,000   Rio Vista, CA Community Facilities District Special Tax No. 2004-1        5.850      09/01/2035        2,744,700
   14,860,000   River Islands, CA Public Financing Authority                              5.200      09/01/2037       10,010,290
      100,000   River Islands, CA Public Financing Authority                              6.000      09/01/2027           70,937
       25,000   River Islands, CA Public Financing Authority                              6.000      09/01/2035           16,847
      700,000   Riverbank, CA Redevel. Agency (Riverbank Reinvestment)                    5.000      08/01/2032          295,659
    6,585,000   Riverside County, CA Community Facilities District (Scott Road)           7.250      09/01/2038        6,599,553
       25,000   Riverside County, CA Community Facilities District Special Tax            5.600      09/01/2019           24,622
    1,000,000   Riverside County, CA Redevel. Agency (Jurupa Valley Redevel.)             0.000(3)   10/01/2027          595,610
    1,000,000   Riverside County, CA Redevel. Agency (Jurupa Valley Redevel.)             0.000(3)   10/01/2031          616,600
    1,225,000   Riverside County, CA Redevel. Agency (Jurupa Valley Redevel.)             6.500      10/01/2025        1,271,134
    1,200,000   Riverside County, CA Redevel. Agency (Jurupa Valley Redevel.)             6.750      10/01/2030        1,255,500
    1,500,000   Riverside, CA Improvement Bond Act 1915 (Hunter Park
                Assessment District)                                                      5.200      09/02/2036        1,213,965
       65,000   Riverside, CA Improvement Bond Act 1915 (Sycamore
                Canyon Assessment District)                                               8.500      09/02/2012           66,310
    1,000,000   Riverside, CA Special Tax Community Facilities
                District No. 92-1, Series A                                               5.300      09/01/2034          864,950
       25,000   Riverside, CA Unified School District                                     5.500      09/01/2032           23,214
    1,385,000   Riverside, CA Unified School District Special Tax
                Community Facilities District No. 12                                      8.500      09/01/2038        1,449,970
      355,000   Riverside, CA Unified School District Special Tax
                Community Facilities District No. 15                                      6.500      09/01/2029          359,299
    1,070,000   Riverside, CA Unified School District Special Tax
                Community Facilities District No. 15                                      6.750      09/01/2039        1,087,398

15 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

OPPENHEIMER CALIFORNIA MUNICIPAL FUND
STATEMENT OF INVESTMENTS October 31, 2011 (Unaudited)

 PRINCIPAL
  AMOUNT                                                                                 COUPON      MATURITY           VALUE
-------------                                                                            ------    ------------     ------------
CALIFORNIA CONTINUED
$      25,000   Romoland, CA School District Special Tax                                  5.250 %    09/01/2035     $     21,809
    1,985,000   Romoland, CA School District Special Tax                                  5.375      09/01/2038        1,691,895
    1,250,000   Romoland, CA School District Special Tax Community
                Facilities District 2006-1(5)                                             6.000      09/01/2041        1,239,588
    1,115,000   Roseville, CA Special Tax (Diamond Creek)                                 5.000      09/01/2026          627,857
    4,850,000   Roseville, CA Special Tax (Diamond Creek)                                 5.000      09/01/2037        2,282,604
    3,445,000   Roseville, CA Special Tax (Stone Point)                                   5.250      09/01/2036        1,874,459
    1,000,000   Ross Valley, CA School District                                           5.500      08/01/2041        1,074,470
       60,000   Sacramento, CA Health Facility (Center for Aids
                Research Education & Services)                                            5.300      01/01/2024           60,037
       15,000   Sacramento, CA Special Tax (North Natomas Community Facilities)           6.000      09/01/2033           15,111
    1,850,000   San Bernardino, CA Joint Powers Financing Authority (Tax Allocation)      6.625      04/01/2026        1,830,427
    1,410,000   San Bernardino, CA Mountains Community Hospital District COP              5.000      02/01/2027        1,045,966
    3,235,000   San Bernardino, CA Mountains Community Hospital District COP              5.000      02/01/2037        2,155,642
    3,000,000   San Buenaventura, CA Community Memorial Health Systems                    8.000      12/01/2031        3,225,360
    1,225,000   San Diego County, CA COP                                                  5.700      02/01/2028          935,814
    6,645,000   San Diego County, CA Redevel. Agency (Gillespie Field)                    5.750      12/01/2032        5,422,320
   12,335,000   San Diego, CA Community College District(1)                               5.000      05/01/2030       13,098,229
    3,000,000   San Diego, CA Hsg. Authority (Sorrento Tower Apartments)                  5.000      05/01/2029        3,055,200
       20,000   San Diego, CA Improvement Bond Act 1915                                   6.200      09/02/2033           18,262
    5,880,000   San Diego, CA Public Facilities Financing Authority                       5.250      08/01/2027        6,553,319
       50,000   San Francisco, CA City & County Airports Commission                       5.000      05/01/2030           49,083
       15,000   San Francisco, CA City & County Airports Commission (SFO Fuel Company)    5.250      01/01/2024           15,006
    2,000,000   San Francisco, CA City & County Redevel. Financing
                Authority (Mission Bay North Redevel.)                                    6.500      08/01/2039        2,125,260
      400,000   San Francisco, CA City & County Redevel. Financing
                Authority (Mission Bay North Redevel.)                                    6.750      08/01/2033          435,072
      500,000   San Francisco, CA City & County Redevel. Financing
                Authority (Mission Bay North Redevel.)                                    7.000      08/01/2033          528,495
    1,500,000   San Francisco, CA City & County Redevel. Financing
                Authority (Mission Bay South Redevel.)                                    6.625      08/01/2039        1,534,320
      500,000   San Francisco, CA City & County Redevel. Financing
                Authority (San Francisco Redevel.)                                        6.500      08/01/2032          530,345
      545,000   San Francisco, CA City & County Redevel. Financing
                Authority (San Francisco Redevel.)                                        6.625      08/01/2039          583,384
    1,090,000   San Gorgonio, CA Memorial Health Care District                            6.750      08/01/2022        1,226,446
    1,040,000   San Gorgonio, CA Memorial Health Care District                            6.750      08/01/2023        1,161,202
    6,500,000   San Gorgonio, CA Memorial Healthcare                                      7.100      08/01/2033        7,071,025
    6,490,000   San Jacinto, CA Financing Authority, Tranche A                            6.600      09/01/2033        5,077,776
    6,345,000   San Jacinto, CA Financing Authority, Tranche B                            6.600      09/01/2033        4,964,328
    6,510,000   San Jacinto, CA Financing Authority, Tranche C                            6.600      09/01/2033        5,083,073
      250,000   San Jacinto, CA Unified School District Special                           5.750      09/01/2040          239,475
      500,000   San Jacinto, CA Unified School District Special Tax                       5.100      09/01/2036          311,015

16 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

OPPENHEIMER CALIFORNIA MUNICIPAL FUND
STATEMENT OF INVESTMENTS October 31, 2011 (Unaudited)

 PRINCIPAL
  AMOUNT                                                                                 COUPON      MATURITY          VALUE
-------------                                                                            ------    ------------     ------------
CALIFORNIA CONTINUED
$   2,000,000   San Jose, CA Airport                                                      6.250 %    03/01/2034     $  2,165,100
       35,000   San Jose, CA Improvement Bond Act 1915                                    5.875      09/02/2023           34,630
    3,150,000   San Jose, CA Multifamily Hsg. (El Parador Apartments)                     6.200      01/01/2041        2,926,224
    2,000,000   San Jose, CA Redevel. Agency                                              5.850      08/01/2027        2,009,300
       25,000   San Jose, CA Special Tax Community Facilities District
                No. 9 (Bailey Highway 101)                                                6.600      09/01/2027           25,065
   10,000,000   San Marcos, CA Unified School District(1)                                 5.250      08/01/2031       10,737,100
   10,000,000   San Mateo, CA Union High School District(1)                               5.000      09/01/2042       10,634,300
      550,000   Santa Ana, CA Unified School District Special Tax                         5.100      09/01/2035          426,998
    1,000,000   Santa Clara County, CA Hsg. Authority (Rivertown Apartments)              5.850      08/01/2031          998,970
    1,960,000   Santa Clara County, CA Hsg. Authority (Rivertown Apartments)              6.000      08/01/2041        1,923,799
    3,000,000   Santa Clara, CA Redevel. Agency Tax Allocation (Bayshore North)           5.750      06/01/2026        3,094,590
       50,000   Santa Clarita, CA Community Facilities District Special Tax               5.850      11/15/2032           47,340
    8,395,000   Santa Cruz County, CA Redevel. Agency (Live Oak/Soquel Community)         7.000      09/01/2036        9,399,294
    1,750,000   Santa Monica, CA Redevel. Agency Tax Allocation
                (Earthquake Recovery Redevel.)                                            5.875      07/01/2036        1,923,128
    2,600,000   Santa Monica, CA Redevel. Agency Tax Allocation
                (Earthquake Recovery Redevel.)                                            5.875      07/01/2042        2,844,478
      805,000   Saugus, CA Union School District                                          6.750      09/01/2034          823,692
    2,715,000   Saugus, CA Union School District                                          7.000      09/01/2041        2,817,736
    5,505,000   Saugus, CA Union School District Community Facilities District No. 2006  11.625      09/01/2038        6,356,018
    1,655,000   Saugus, CA Union School District Community Facilities District No. 2006  11.625      09/01/2038        1,910,846
       10,000   Seaside, CA Redevel. Agency Tax Allocation                                5.375      08/01/2033            9,860
    2,500,000   Sequoia, CA Unified High School District                                  5.875      07/01/2036        2,832,925
    5,000,000   Sequoia, CA Unified High School District                                  6.000      07/01/2043        5,710,800
    1,090,000   Shafter, CA Community Devel. Agency Tax Allocation                        5.400      11/01/2026          949,935
    3,335,000   Shafter, CA Community Devel. Agency Tax Allocation                        5.450      11/01/2036        2,700,716
    1,720,000   Signal Hill, CA Redevel. Agency Tax Allocation                            7.000      10/01/2026        1,744,682
      335,000   Soledad, CA Redevel. Agency (Soledad Redevel.)                            5.350      12/01/2028          302,133
        5,000   Sonoma County, CA Community Redevel. Agency (Roseland)                    7.900      08/01/2013            5,055
    2,000,000   South Bayside, CA Waste Management Authority (Shoreway Environmental)     6.000      09/01/2036        2,089,280
    4,500,000   Southern CA Metropolitan Water District                                   5.000      07/01/2035        4,857,570
    1,835,000   Southern CA Public Power Authority                                        5.000      11/01/2033        1,755,288
      470,000   Southern CA Public Power Authority                                        5.250      11/01/2022          481,755
       50,000   Southern CA Public Power Authority                                        5.250      11/01/2023           51,329
      250,000   Southern CA Public Power Authority                                        5.250      11/01/2026          255,063
      205,000   Southern CA Public Power Authority Natural Gas                            5.000      11/01/2028          202,538
      165,000   Southern CA Public Power Authority Natural Gas                            5.000      11/01/2029          161,043
    2,255,000   Southern CA Public Power Authority Natural Gas                            5.250      11/01/2027        2,295,071
    9,000,000   Southern CA Tobacco Securitization Authority                              5.125      06/01/2046        5,905,980

17 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

OPPENHEIMER CALIFORNIA MUNICIPAL FUND
STATEMENT OF INVESTMENTS October 31, 2011 (Unaudited)

 PRINCIPAL
  AMOUNT                                                                                 COUPON      MATURITY          VALUE
-------------                                                                            ------    ------------     ------------
CALIFORNIA CONTINUED
$  97,775,000   Southern CA Tobacco Securitization Authority                              7.100%(2)  06/01/2046     $  2,019,054
   16,975,000   Southern CA Tobacco Securitization Authority (TASC)                       5.000      06/01/2037       11,825,804
       15,000   Spreckels, CA Union School District                                       6.125      08/01/2018           15,073
    2,000,000   Stockton, CA Community Facilities District (Arch Road East No. 99-02)     5.875      09/01/2037        1,805,180
    1,000,000   Stockton, CA Public Financing Authority, Series A                         5.250      09/01/2037          712,300
       10,000   Suisun City, CA Public Financing Authority (Suisun City Redevel.)         5.200      10/01/2028            9,487
       15,000   Sulphur Springs, CA Unified School District Community
                Facilities District No. 2002-1-A                                          6.000      09/01/2033           13,363
       60,000   Susanville, CA Public Financing Authority                                 7.750      09/01/2017           60,235
    1,000,000   Susanville, CA Public Financing Authority (Utility Enterprises)           5.500      06/01/2030          969,410
      100,000   Temecula Valley, CA Unified School District Community.
                Facilities District No. 2005-1                                            5.000      09/01/2036           87,983
       20,000   Temecula, CA Public Financing Authority Community
                Facilities District (Harveston)                                           5.100      09/01/2036           16,677
      990,000   Temecula, CA Public Financing Authority Community
                Facilities District (Roripaugh)                                           4.900      09/01/2013          903,068
      165,000   Temecula, CA Public Financing Authority Community
                Facilities District (Roripaugh)                                           5.000      09/01/2014          143,342
      740,000   Temecula, CA Public Financing Authority Community
                Facilities District (Roripaugh)                                           5.050      09/01/2015          613,911
      805,000   Temecula, CA Public Financing Authority Community
                Facilities District (Roripaugh)                                           5.100      09/01/2016          639,041
    8,000,000   Temecula, CA Public Financing Authority Community
                Facilities District (Roripaugh)                                           5.450      09/01/2026        4,881,120
   13,790,000   Temecula, CA Public Financing Authority Community
                Facilities District (Roripaugh)                                           5.500      09/01/2036        7,823,894
    2,500,000   Temecula, CA Redevel. Agency                                              5.250      08/01/2036        2,368,950
    4,415,000   Trinity County, CA COP                                                    8.500      01/15/2026        4,041,579
       50,000   Truckee-Donner, CA Public Utility District Special Tax                    6.100      09/01/2033           48,358
      500,000   Tulare, CA Health Care District                                           6.500      08/01/2026          561,475
      630,000   Turlock, CA Health Facility (Emanuel Medical Center) COP                  5.000      10/15/2017          643,312
    2,590,000   Turlock, CA Health Facility (Emanuel Medical Center) COP                  5.000      10/15/2022        2,441,671
      305,000   Turlock, CA Health Facility (Emanuel Medical Center) COP                  5.125      10/15/2027          271,786
    2,500,000   Turlock, CA Health Facility (Emanuel Medical Center) COP                  5.125      10/15/2037        2,047,425
       60,000   Turlock, CA Public Financing Authority                                    5.450      09/01/2024           60,009
    1,500,000   Tustin, CA Unified School District                                        6.000      08/01/2036        1,719,900
      500,000   Twentynine Palms, CA Redevel. Agency Tax Allocation (Four Corners)        7.400      09/01/2032          531,885
      415,000   Twentynine Palms, CA Redevel. Agency Tax Allocation (Four Corners)        7.400      09/01/2032          441,465
       35,000   Union City, CA Special Tax Community Facilities District No. 1997-1       5.800      09/01/2028           31,519
      100,000   Upland, CA Community Facilities District Special Tax
                (Colonies at San Antonio)                                                 5.900      09/01/2024          100,975

18 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

OPPENHEIMER CALIFORNIA MUNICIPAL FUND
STATEMENT OF INVESTMENTS October 31, 2011 (Unaudited)

 PRINCIPAL
  AMOUNT                                                                                 COUPON     MATURITY           VALUE
-------------                                                                            ------    ------------   ---------------
CALIFORNIA CONTINUED
$      60,000   Upland, CA Community Facilities District Special Tax
                (Colonies at San Antonio)                                                 6.000 %    09/01/2024   $        59,465
       95,000   Vacaville, CA Public Financing Authority                                  5.400      09/01/2022            95,068
       50,000   Valley Center-Pauma, CA Unified School District (Woods Valley Ranch)      6.000      09/01/2033            44,544
    1,595,000   Ventura County, CA Area Hsg. Authority (Mira Vista Senior Apartments)     5.150      12/01/2031         1,293,960
       50,000   Watsonville, CA Redevel. Agency Tax Allocation
                (Watsonville 2000 Redevel.)                                               5.000      09/01/2024            48,274
    1,000,000   West Fresno, CA Elementary School District                                6.600      05/01/2035         1,175,940
    1,500,000   West Hollywood, CA Community Devel. Commission Tax
                Allocation (East Side Redevel.)                                           7.500      09/01/2042         1,606,410
       50,000   West Kern, CA Water District                                              4.500      06/01/2025            50,867
      145,000   West Patterson, CA Financing Authority Special Tax                        6.100      09/01/2032           127,059
    1,000,000   Westside, CA Union School District                                        5.250      09/01/2036           876,890
    2,300,000   Woodland, CA Finance Authority                                            6.000      03/01/2036         2,477,698
    1,500,000   Woodland, CA Finance Authority                                            6.000      03/01/2041         1,604,310
       10,000   Woodland, CA Special Tax Community Facilities District No. 1              6.000      09/01/2028             9,083
    3,550,000   Yuba City, CA Redevel. Agency                                             5.250      09/01/2039         2,767,935
                                                                                                                  ---------------
                                                                                                                    1,319,902,207
U.S. POSSESSIONS--7.3%
    2,955,000   Northern Mariana Islands Ports Authority, Series A                        5.500      03/15/2031         2,399,903
    1,640,000   Northern Mariana Islands Ports Authority, Series A                        6.250      03/15/2028         1,156,348
    3,700,000   Puerto Rico Aqueduct & Sewer Authority                                    6.125      07/01/2024         4,080,952
    1,000,000   Puerto Rico Commonwealth GO                                               5.500      07/01/2021         1,063,110
    1,100,000   Puerto Rico Commonwealth GO                                               6.000      07/01/2039         1,145,089
    1,000,000   Puerto Rico Commonwealth GO                                               6.500      07/01/2037         1,089,820
      900,000   Puerto Rico Infrastructure (Mepsi Campus)                                 6.500      10/01/2037           848,493
    6,055,000   Puerto Rico ITEMECF (Cogeneration Facilities)                             6.625      06/01/2026         6,054,395
   40,340,000   Puerto Rico Port Authority (American Airlines), Series A                  6.250      06/01/2026        28,332,799
       25,000   Puerto Rico Port Authority (American Airlines), Series A                  6.300      06/01/2023            17,552
    5,055,000   Puerto Rico Public Buildings Authority                                    6.750      07/01/2036         5,654,826
   10,000,000   Puerto Rico Sales Tax Financing Corp., Series A                           5.750      08/01/2037        10,499,100
   17,000,000   Puerto Rico Sales Tax Financing Corp., Series A                           6.500      08/01/2044        19,190,620
   12,000,000   V.I. Public Finance Authority (Hovensa Coker)                             6.500      07/01/2021        11,488,920
                                                                                                                  ---------------
                                                                                                                       93,021,927

Total Investments, at Value (Cost $1,633,131,620)-111.4%                                                            1,412,924,134
LIABILITIES IN EXCESS OF OTHER ASSETS-(11.4)                                                                         (144,819,771)
                                                                                                                  ---------------
NET ASSETS-100.0%                                                                                                 $ 1,268,104,363
                                                                                                                  ===============

Footnotes to Statement of Investments

1. Security represents the underlying municipal bond on an inverse floating rate security. The bond was purchased by the Fund and subsequently transferred to a trust. See accompanying Notes.

2.    Zero coupon bond reflects effective yield on the date of purchase.

3. Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.

19 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

OPPENHEIMER CALIFORNIA MUNICIPAL FUND
STATEMENT OF INVESTMENTS October 31, 2011 (Unaudited)

4. This security is not accruing income because the issuer has missed an interest payment on it and/or is not anticipated to make future interest and/or principal payments. The rate shown is the original contractual interest rate. See accompanying Notes.

5. When-issued security or delayed delivery to be delivered and settled after October 31, 2011. See accompanying Notes.

VALUATION INPUTS

Various data inputs are used in determining the value of each of the Fund's investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

      1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

      2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

      3) Level 3-significant unobservable inputs (including the Manager's own judgments about assumptions that market participants would use in pricing the asset or liability).

The table below categorizes amounts as of October 31, 2011 based on valuation input level:

                                                                  LEVEL 3--
                               LEVEL 1--          LEVEL 2--       SIGNIFICANT
                              UNADJUSTED     OTHER SIGNIFICANT   UNOBSERVABLE
                             QUOTED PRICES   OBSERVABLE INPUTS      INPUTS            VALUE
                             -------------   -----------------   ------------   -----------------
ASSETS TABLE
INVESTMENTS, AT VALUE:
Municipal Bonds and Notes
     California              $          --   $   1,319,902,207   $         --   $   1,319,902,207
     U.S. Possessions                   --          93,021,927             --          93,021,927
                             -------------   -----------------   ------------   -----------------
Total Assets                 $          --   $   1,412,924,134   $         --   $   1,412,924,134
                             -------------   -----------------   ------------   -----------------

Currency contracts and forwards, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract's value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

See the accompanying Notes for further discussion of the methods used in determining value of the Fund's investments, and a summary of changes to the valuation methodologies, if any, during the reporting period.

TO SIMPLIFY THE LISTINGS OF SECURITIES, ABBREVIATIONS ARE USED PER THE TABLE
BELOW:

ABAG       Association of Bay Area Governments
CDA        Communities Devel. Authority
COP        Certificates of Participation
GO         General Obligation
DRIVERS    Derivative Inverse Tax Exempt Receipt
HFA        Housing Finance Agency
IDA        Industrial Devel. Agency
INSD       Insured
ITEMECF    Industrial, Tourist, Educational, Medical and Environmental Community Facilities
M-S-R      Modesto Irrigation District of the City of Santa Clara and the City of Redding
OCEAA      Orange County Educational Arts Academy
ROLs       Residual Option Longs
SJHCN      St. Joseph Home Care Network
SJHE       St. Joseph Hospital of Eureka
SJHO       St. Joseph Hospital of Orange
SJHS       St. Joseph Health System
TASC       Tobacco Settlement Asset-Backed Bonds

20 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

OPPENHEIMER CALIFORNIA MUNICIPAL FUND
STATEMENT OF INVESTMENTS October 31, 2011 (Unaudited)

V.I.       United States Virgin Islands

NOTES TO STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Unadjusted quoted prices in active markets for identical securities are classified as "Level 1," observable market inputs other than unadjusted quoted prices are classified as "Level 2" and significant unobservable inputs, including the Manager's judgment about the assumptions that a market participant would use in pricing an asset or liability, are classified as "Level 3." The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Fund's investments under these levels of classification is included following the Statement of Investments.

Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by portfolio pricing services approved by the Board of Trustees or dealers.

Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Fund's assets are valued. Securities whose principal exchange is NASDAQ(R) are valued based on the official closing prices reported by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day's closing "bid" and "asked" prices, and if not, at the current day's closing bid price. A foreign security traded on a foreign exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service used by the Manager, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the most recent official closing price on the principal exchange on which it is traded.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company's net asset value per share.

U.S. domestic and international debt instruments (including corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and "money market-type" debt instruments with a remaining maturity in excess of sixty days are valued at the mean between the "bid" and "asked" prices utilizing price quotations obtained from independent pricing services or broker-dealers. Such prices are typically determined based upon information obtained from market participants including reported trade data, broker-dealer price quotations and inputs such as benchmark yields and issuer spreads from identical or similar securities.

"Money market-type" debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value.

In the absence of a current price quotation obtained from an independent pricing service or broker-dealer, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of the securities' respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that asset using consistently applied procedures under the supervision of the Board of Trustees (which reviews those fair valuations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

There have been no significant changes to the fair valuation methodologies of the Fund during the period.

21 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

OPPENHEIMER CALIFORNIA MUNICIPAL FUND
STATEMENT OF INVESTMENTS October 31, 2011 (Unaudited)

SECURITIES ON A WHEN-ISSUED OR DELAYED DELIVERY BASIS. The Fund may purchase securities on a "when-issued" basis, and may purchase or sell securities on a "delayed delivery" basis. "When-issued" or "delayed delivery" refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis normally takes place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of the Fund's net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. When the Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the security at a price and yield it considers advantageous. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase.

As of October 31, 2011, the Fund had purchased securities issued on a when-issued or delayed delivery basis as follows:

                                            WHEN-ISSUED OR DELAYED DELIVERY
                                                  BASIS TRANSACTIONS
                                            --------------------------------
Purchased securities                        $                     1,736,150

INVERSE FLOATING RATE SECURITIES. The Fund invests in inverse floating rate securities that pay interest at a rate that varies inversely with short-term interest rates. Certain of these securities may be leveraged, whereby the interest rate varies inversely at a multiple of the change in short-term rates. As interest rates rise, inverse floaters produce less current income. The price of such securities is more volatile than comparable fixed rate securities. The Fund may expose up to 20% of its total assets to the effects of leverage from its investments in inverse floaters. The Fund's exposure to the effects of leverage from its investments in inverse floaters amount to $177,110,000 as of October 31, 2011.

Certain inverse floating rate securities are created when the Fund purchases and subsequently transfers a municipal bond security (the "municipal bond") to a broker dealer. The municipal bond is typically a fixed rate security. The broker dealer (the "sponsor") creates a trust (the "Trust") and deposits the municipal bond. The Trust issues short-term floating rate notes available to third parties and a residual interest in the municipal bond (referred to as an "inverse floating rate security") to the Fund. The terms of these inverse floating rate securities grant the Fund the right to require that the Trust issuing the inverse floating rate security compel a tender of the short-term floating rate notes to facilitate the Fund's repurchase of the underlying municipal bond. Following such a request, the Fund pays the sponsor the principal amount due to the holders of the short-term floating rate notes issued by the Trust and exchanges the inverse floating rate security for the underlying municipal bond. These transactions are considered secured borrowings for financial reporting purposes. As a result of such accounting treatments, the Fund includes the municipal bond position on its Statement of Investments (but does not separately include the inverse floating rate securities received). The Fund also includes the value of the municipal bond and a payable amount equal to the short-term floating rate notes issued by the Trust on its Statement of Assets and Liabilities in the annual and semiannual reports. The interest rates on these short-term floating rate notes reset periodically, usually weekly. The holders of these short-term floating rate notes have the option to tender their investment, to the sponsor or the Trust's liquidity provider, for redemption at par at each reset date. Income from the municipal bond position and the interest expense on the payable for the short-term floating rate notes issued by the Trust are recorded on the Fund's Statement of Operations in the annual and semiannual reports. At October 31, 2011, municipal bond holdings with a value of $285,237,893 shown on the Fund's Statement of Investments are held by such Trusts and serve as collateral for the $177,110,000 in short-term floating rate notes issued and outstanding at that date.

The Fund's investments in inverse floaters involve certain risks. The market value of an inverse floating rate security can be more volatile than that of a conventional fixed-rate bond having similar credit quality, maturity and redemption provisions. Typically, an inverse floating rate security tends to underperform fixed rate bonds when long-term interest rates are rising but tends to outperform fixed rate bonds when long-term interest rates are stable or falling. An inverse floating rate security entails a degree of leverage because the trust issues short-term securities in a ratio to the inverse floating rate security with the underlying long-term bond providing collateral for the obligation to pay the principal value of the short-term securities if and when they are tendered. If the Fund has created the inverse floater by depositing a long-term bond into a trust, it may be required to provide additional collateral for the short-term securities if the value of the underlying bond deposited in the trust falls.

22 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

OPPENHEIMER CALIFORNIA MUNICIPAL FUND
STATEMENT OF INVESTMENTS October 31, 2011 (Unaudited)

At October 31, 2011, the Fund's residual exposure to these types of inverse floating rate securities were as follows:

PRINCIPAL AMOUNT    INVERSE FLOATER(1)                                          COUPON RATE (2)    MATURITY DATE         VALUE
----------------    --------------------------------------------------------    ---------------    -------------    -------------
$      2,500,000    Anaheim, CA Public Financing Authority ROLs(3)                       15.990    %     10/1/39    $   3,170,100
       2,500,000    Bay Area, CA  Toll Authority ROLs                                    16.829           4/1/43        3,198,100
                    Bay Area, CA Toll Authority
       2,500,000    (San Francisco Bay Area) ROLs(3)                                     17.264           4/1/44        3,346,600
       5,000,000    CA Dept. of Water Resources (Center Valley) ROLs(3)                   8.405          12/1/35        6,100,700
                    CA Health Facilities Financing Authority (Providence
                    Health & Service/Provident HealthSystem-Oregon
       3,555,000    Obligated Group)                                                     16.623          10/1/39        4,275,243
       2,840,000    Citrus, CA Community College District DRIVERS                        16.418           6/1/31        3,840,134
                    East Bay, CA Municipal Utility District
       7,500,000    (Water System) ROLS(3)                                                7.971           6/1/36        8,619,750
       5,000,000    Foothill, CA De Anza Community College District                       7.971           8/1/40        5,638,100
       1,290,000    Grossmont, CA Union High School District ROLs(3)                     16.812           8/1/30        1,820,964
       1,225,000    Grossmont, CA Union High School District ROLs(3)                     16.843           8/1/31        1,694,959
       2,500,000    Grossmont, CA Union High School District ROLs(3)                     16.979           8/1/45        3,508,400
       3,750,000    Los Angeles, CA Community College District ROLs(3)                   15.121           8/1/33        4,587,900
       2,500,000    Los Angeles, CA Community College District ROLs(3)                   18.597           8/1/33        3,917,400
                    Los Angeles, CA Dept. of Airports
       4,735,000    (Los Angeles International Airport) DRIVERS                          11.892          5/15/24        5,744,976
                    Los Angeles, CA Dept. of Airports
       3,335,000    (Los Angeles International Airport) DRIVERS                          12.207          5/15/26        4,050,558
                    Los Angeles, CA Dept. of Airports
       3,665,000    (Los Angeles International Airport) DRIVERS                          12.218          5/15/27        4,386,492
                    Los Angeles, CA Dept. of Airports
       3,365,000    (Los Angeles International Airport) DRIVERS                          12.213          5/15/28        3,980,088
       3,405,000    Los Angeles, CA Dept. of Airports ROLs                               12.523          5/15/25        4,177,969
       750,000      Los Angeles, CA Dept. of Water & Power DRIVERS                       16.178           7/1/34        1,033,020
       3,000,000    Los Angeles, CA Dept. of Water & Power DRIVERS                       16.178           7/1/38        4,077,120
       4,075,000    Los Angeles, CA Harbor Dept. DRIVERS                                 15.762           8/1/34        5,437,191
       6,170,000    San Diego, CA Community College District ROLs(3)                      7.968           5/1/30        6,933,229
                    San Diego, CA Regional Building Authority
       2,500,000    (County Operations Center & Annex) DRIVERS                           16.195           2/1/36        3,217,500
       5,000,000    San Marcos, CA Unified School District ROLs(3)                        8.405           8/1/31        5,737,100
       5,000,000    San Mateo, CA Union High School District ROLs(3)                      7.971           9/1/42        5,634,300
                                                                                                                    -------------
                                                                                                                    $ 108,127,893
                                                                                                                    =============

1. For a list of abbreviations used in the Inverse Floater table see the Portfolio Abbreviations table at the end of the Statement of Investments.

2. Represents the current interest rate for a variable rate bond known as an "inverse floater."

3.    Security is subject to a shortfall and forbearance agreement.


The Fund enters into shortfall and forbearance agreements with the sponsors of certain inverse floaters held by the Fund. These agreements commit the Fund to reimburse the sponsor of the inverse floater, in certain circumstances, for the amount of the difference between the liquidation value of the underlying security (which is the basis of the inverse floater) and the principal amount due to the holders of the short-term floating rate notes issued by the Trust in conjunction with the inverse floating rate security. Under the standard terms of an inverse floating rate security, absent such a shortfall and forbearance agreement, the Fund would not be required to make such a reimbursement. The Manager monitors the Fund's potential exposure with respect to these agreements on a daily basis and intends to take action to terminate the Fund's investment in such inverse floating rate securities, if it deems it

23 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

OPPENHEIMER CALIFORNIA MUNICIPAL FUND
STATEMENT OF INVESTMENTS October 31, 2011 (Unaudited)

appropriate to do so. As of October 31, 2011, in addition to the exposure detailed in the preceding table, the Fund's maximum exposure under such agreements is estimated at $77,440,000.

CREDIT RISK. The Fund invests in high-yield, non-investment-grade bonds, which may be subject to a greater degree of credit risk. Credit risk relates to the ability of the issuer to meet interest or principal payments or both as they become due. The Fund may acquire securities that have missed an interest payment, and is not obligated to dispose of securities whose issuers or underlying obligors subsequently miss an interest payment. Information concerning securities not accruing interest as of October 31, 2011 is as follows:

Cost                                                           $ 45,848,394
Market Value                                                   $ 18,861,837
Market Value as a % of Net Assets                                      1.49%

CONCENTRATION RISK. There are certain risks arising from geographic concentration in any state, commonwealth or territory. Certain economic, regulatory or political developments occurring in the state, commonwealth or territory may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.

FEDERAL TAXES. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of October 31, 2011 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities                        $    1,463,218,416(1)
                                                      ==================
Gross unrealized appreciation                         $       54,806,529
Gross unrealized depreciation                               (279,989,891)
                                                      ------------------
Net unrealized depreciation                           $     (225,183,362)
                                                      ==================

1. The Federal tax cost of securities does not include cost of $174,889,080, which has otherwise been recognized for financial reporting purposes, related to bonds placed into trusts in conjunction with certain investment transactions. See the Inverse Floating Rate Securities note.

24 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

ITEM 2. CONTROLS AND PROCEDURES.

      (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 10/31/2011, the
            registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

      (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer California Municipal Fund

By:   /s/ William F. Glavin, Jr.
      --------------------------------------
      William F. Glavin, Jr.
      Principal Executive Officer

Date: 12/12/2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:   /s/ William F. Glavin, Jr.
      --------------------------------------
      William F. Glavin, Jr.
      Principal Executive Officer

Date: 12/12/2011

By:   /s/ Brian W. Wixted
      --------------------------------------
      Brian W. Wixted
      Principal Financial Officer

Date: 12/12/2011